Schedule of share-based compensation (Details) $ / shares in Units, $ in Thousands, $ in Thousands						1 Months Ended	6 Months Ended
		Apr. 13, 2026 shares	Apr. 07, 2026 shares	Mar. 16, 2026 shares	Oct. 10, 2025 shares	May 31, 2026 shares	Jun. 30, 2026 USD ($) $ / shares shares		Jun. 30, 2026 SGD ($) shares	Jun. 30, 2025 SGD ($)
Share-based compensation							$ 8,803		$ 11,392	$ 1,542
Common Class B [Member]
Issuance of new Class A Shares, shares					30,000,000	7,000,000
Common Class A [Member]
Share-based compensation							$ 104	[1]	$ 135
Number of shares issued	[1]						150,000		150,000
Grant date	[1]						Mar. 16, 2026		Mar. 16, 2026
Fair value per share | $ / shares	[1]						$ 0.70
Issuance of new Class A Shares, shares		37,250,000	605,000
Common Class A [Member] | Consultant [Member]
Number of shares issued				150,000
Common Class A One [Member]
Share-based compensation							$ 622		$ 805
Number of shares issued							605,000		605,000
Grant date							Apr. 07, 2026		Apr. 07, 2026
Fair value per share | $ / shares							$ 1.04
Chief Executive Officer [Member] | Restricted Stock Units (RSUs) [Member]
Share-based compensation							$ 2,752		$ 3,561
Number of shares issued							618,750		618,750
Grant date							Mar. 06, 2024		Mar. 06, 2024
Fair value per share | $ / shares							$ 4.50
Chief Executive Officer [Member] | Performance-based Award Milestones Reached In April 2026 [Member]
Share-based compensation							$ 3,944		$ 5,104
Number of shares issued							10,500,000		10,500,000
Grant date							Oct. 02, 2025		Oct. 02, 2025
Fair value per share | $ / shares							$ 0.38
Chief Executive Officer [Member] | Common Class B [Member]
Share-based compensation										1,542
Number of shares issued							3,000,000		3,000,000
Grant date							Mar. 13, 2025		Mar. 13, 2025
Fair value per share | $ / shares							$ 0.39
Chief Financial Officer [Member] | Restricted Stock Units (RSUs) [Member]
Share-based compensation							$ 1,381	[2]	$ 1,787
Number of shares issued	[2]						310,500		310,500
Grant date	[2]						Mar. 06, 2024		Mar. 06, 2024
Fair value per share | $ / shares	[2]						$ 4.50

[1]	150,000 shares issued on March 16, 2026 for consulting services, and 605,000 shares issued on April 7, 2026 for services in relation to strategizing with the Company on its positioning and road map for capital raising, and assisting in dealing with investor relations matters.
[2]	Chief Financial Officer as of June 30, 2026, resigned with effect from July 3, 2026.